Equity Based Compensation - Summary of the Activity Related to Company's Class B and B-1 Units Granted (Detail) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Shares , Beginning Balance	2,460,617	4,402,398
Number of Shares , Vested	(449,486)	(1,941,781)
Number of shares , Granted	8,498,488
Number of shares , Forfeited	(29,070)
Number of Shares , Ending Balance	10,480,549	2,460,617	4,402,398
Weighted Average Grant Date Fair Value , Beginning Balance	$ 0.36	$ 0.36
Weighted Average Grant Date Fair Value ,Vested	0.36	0.36
Weighted Average Grant Date Fair Value , Granted	6.03		$ 0.36
Weighted Average Grant Date Fair Value , Forfeited	6.03
Weighted Average Grant Date Fair Value , Ending Balance	$ 4.94	$ 0.36	$ 0.36